INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax credits from tax losses and negative social contribution base not recorded (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credits from tax losses and negative social contribution base not recorded	R$ 3,565,988	R$ 2,926,448
Eletrobras
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credits from tax losses and negative social contribution base not recorded	3,205,305	2,470,549
Eletronuclear
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credits from tax losses and negative social contribution base not recorded	R$ 360,683	352,817
Amazonas GT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credits from tax losses and negative social contribution base not recorded		R$ 103,082